STOCKHOLDERS' EQUITY (Details 4)	9 Months Ended
Jun. 30, 2019
Minimum [Member]
Annual dividend yield
Expected life (years)	3 years
Risk-free interest rate	1.73%
Expected volatility	166.35%
Maximum [Member]
Annual dividend yield
Expected life (years)	5 years
Risk-free interest rate	2.90%
Expected volatility	200.47%